EQUITY	6 Months Ended
Jun. 30, 2022
Equity [abstract]
EQUITY	EQUITY
The partnership’s capital structure is comprised of five classes of partnership units: GP Units, LP Units, REUs, special limited partnership units of the operating partnership (“Special LP Units”) and FV LTIP units of the operating partnership (“FV LTIP Units”). In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019, Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 in the first quarter of 2020 (“Preferred Equity Units”).

As part of the Privatization, the partnership fully redeemed public holders of two classes of partnership units: Exchange LP Units and BPYU Units. Refer to Note 3, Privatization of the Partnership for discussion of the impacts of the Privatization to the partnership’s equity structure.

a)General and limited partnership equity
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Outstanding, beginning of period	139	139	298,987	435,980
Exchange LP Units exchanged	—	—	—	128
BPYU Units exchanged	—	—	—	8,922
Distribution Reinvestment Program	—	—	—	123
Issued under unit-based compensation plan	—	—	—	112
Privatization	—	—	—	(146,278)
Outstanding, end of period	139	139	298,987	298,987

b)Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 529,473,303 Redeemable/Exchangeable Partnership Units outstanding at June 30, 2022 and December 31, 2021.

Special limited partnership units
Brookfield Property Special L.P. is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at June 30, 2022 and December 31, 2021.

c)FV LTIP Units
The operating partnership issued FV LTIP Units under the Brookfield Property L.P. FV LTIP Unit Plan to certain participants. Each FV LTIP unit will vest over a period of five years and is redeemable for cash payment. There were 1,699,541 and 1,818,717 FV LTIP Units outstanding at June 30, 2022 and December 31, 2021, respectively.

d)    Class A stock of Brookfield Property Retail Holding LLC
In connection with the Privatization discussed in Note 3, Privatization of the Partnership, all public outstanding BPYU Units were acquired. The partnership indirectly owns all of the remaining outstanding BPYU Units.

e)    Preferred Equity Units
The partnership’s preferred equity consists of 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5%, 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375% and 11,500,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 at $25.00 per unit at a coupon rate of 5.75%. At June 30, 2022, Preferred Equity Units had a total carrying value of $699 million (December 31, 2021 - $699 million).
f)    Distributions
Distributions made to each class of partnership units, including units of subsidiaries that were exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2022	2021	2022	2021
Limited Partners	$104	$—	$209	$145
Holders of:
Redeemable/Exchangeable Partnership Units	187	—	371	150
Special LP Units	—	—	3	2
Exchange LP Units	—	—	—	1
FV LTIP Units	—	—	1	1
BPYU Units	—	—	—	13
Total	$291	$—	$584	$312
Per unit(1)	$0.3500	$—	$0.7000	$0.3325
(1)Per unit outstanding on the distribution record date.